Geographic Information - Net Sales by Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 252,411	$ 234,601	$ 498,268	$ 496,232
Reportable Geographical Components [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	208,200	198,500	415,900	421,100
Reportable Geographical Components [Member] | Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	7,900	8,800	15,600	16,400
Reportable Geographical Components [Member] | Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	9,200	5,700	14,800	12,100
Reportable Geographical Components [Member] | United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,800	2,000	8,000	6,200
Reportable Geographical Components [Member] | France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,200	3,500	7,200	7,100
Reportable Geographical Components [Member] | Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,500	2,400	4,900	4,500
Reportable Geographical Components [Member] | China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,700	1,600	4,500	3,100
Reportable Geographical Components [Member] | Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,500	1,100	3,300	2,400
Reportable Geographical Components [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 13,400	$ 11,000	$ 24,000	$ 23,300